Subsequent Events (Detail Textuals) - USD ($) $ in Thousands	1 Months Ended
	Feb. 28, 2019	Mar. 11, 2019
Closing of New Senior Secured US$100 Million Corporate Credit Facility | Banco de Credito de Peru
Disclosure of non-adjusting events after reporting period [line items]
Refinancing of debt facility		$ 100,000
Repayment of FIFOMI Loan | Mexico
Disclosure of non-adjusting events after reporting period [line items]
Payments for debt	$ 1,657